Insurance services - Summary of Bank's Gross Premiums or Assessments and Interest Expense Recognised (Detail) - 9 months ended Mar. 31, 2024 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	₨ 369,852.0	$ 4,437.9
Interest expense	82,760.2	$ 993.0
Non Par Protection [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	120,828.1
Interest expense	8,357.9
Non Par Riders [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	0.0
Interest expense	4.4
Non Par Savings [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	23,560.0
Interest expense	25,621.0
Non Par Pension [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	1,020.9
Interest expense	704.0
Individual Annuity [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	39,984.9
Interest expense	12,926.3
Individual Health [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	419.0
Interest expense	17.6
Par Life [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	111,036.4
Interest expense	29,795.5
Par Pension [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	1,846.5
Interest expense	962.1
Group Non par Life [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	71,156.2
Interest expense	₨ 4,371.4